Due to Trust Account, Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Summary of Due to Trust Account Transactions	A summary of due to trust account transactions at March 31, 2023 and 2024 is as follows:

	2023	2024
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥5,871,244	¥4,659,456
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%

Components of Other Short-term Borrowings
Other short-term borrowings at March 31, 2023 and 2024 were comprised of the following:

	2023	2024
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,123,528	¥1,319,959
Borrowings from the Bank of Japan	1,186,251	2,171,660
Borrowings from other financial institutions	95,785	96,645
Other(1)	976,832	1,168,468
Total domestic offices	3,382,396	4,756,732
Foreign offices:
Commercial paper	4,771,323	6,160,424
Borrowings from other financial institutions	160,292	194,119
Short-term debentures	21,338	12,491
Other	105,501	13,725
Total foreign offices	5,058,454	6,380,759
Total	8,440,850	11,137,491
Less unamortized discount	2,836	—
Other short-term borrowings—net	¥8,438,014	¥11,137,491
Weighted average interest rate on outstanding balance at end of fiscal year	2.83%	3.02%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.

Components of Long-term Debt
Long-term debt (with original maturities of more than one year) at March 31, 2023 and 2024 was comprised of the following:

	2023	2024
	(in millions)
MUFG:
Obligations under finance leases	¥1,720	¥377
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2024-2039, principally 0.95%-5.72%	7,226,689	7,672,722
Fixed rate bonds, payable in Euro, due 2024-2033, principally 0.34%-3.56%	578,508	566,150
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	37,425	41,488
Adjustable rate bonds, payable in Japanese yen, due 2025-2034, principally 0.14%-1.47%	451,500	545,200
Adjustable rate bonds, payable in Euro, due 2025-2031, principally 0.34%-4.64%	408,016	538,692
Adjustable rate borrowings, payable in Japanese yen, due 2029-2037, principally 0.91%-1.86%	272,000	245,000
Floating rate bonds, payable in US dollars, due 2025-2026, principally 6.26%-6.99%	400,487	249,827
Floating rate bonds, payable in Euro, due 2023, principally 3.25%	51,002	—
Floating rate bonds, payable in other currencies, due 2024, principally 5.61% (2)	35,876	39,444
Total	9,461,503	9,898,523
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2034, principally 0.37%-1.67%	872,810	937,805
Fixed rate bonds, payable in US dollars, no stated maturity, principally 8.20%	—	117,692
Fixed rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000
Adjustable rate bonds, payable in Japanese yen, due 2029-2034, principally 0.29%-1.21%	908,541	963,219
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,366,633	1,983,789
Adjustable rate borrowings, payable in Japanese yen, due 2029-2032, principally 0.30%-0.72%	34,000	34,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-2.84%	94,856	175,675
Total	3,362,840	4,298,180
Total	12,826,063	14,197,080
MUFG Bank:
Obligations under finance leases	¥4,652	¥4,567
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2027, principally 0.63%-2.34%	37,300	17,200
Fixed rate bonds, payable in US dollars, due 2024-2052, principally 0.00%-4.70%	1,073,796	1,060,184
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	6,557	7,346
Fixed rate borrowings, payable in Japanese yen, due 2024-2028, principally 0.00%-0.26%	20,582,218	20,186,175
Fixed rate borrowings, payable in US dollars, due 2030-2035, principally 2.93%-3.81%	7,601	14,332
Adjustable rate borrowings, payable in US dollars, due 2024, principally 5.83%	86,127	167,308
Floating rate borrowings, payable in US dollars, due 2024-2035, principally 0.00%-6.71%	671,936	628,297
Floating rate borrowings, payable in Euro, due 2029-2036, principally 4.08%-4.51%	100,065	93,781
Total	22,565,600	22,174,623
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2031, principally 1.95%-2.91%	175,500	176,000
Fixed rate borrowings, payable in Japanese yen, due 2025-2035, principally 0.47%-2.24%	59,500	41,500
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.09%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.27%	15,000	15,000
Total	260,000	242,500
Obligations under loan securitization transaction accounted for as secured borrowings due 2024-2080, principally 0.13%-10.07%	445,821	360,081
Total	23,276,073	22,781,771

	2023	2024
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥13,098	¥21,427
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2024-2051, principally 0.00%-14.30%	1,012,649	1,051,354
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2024-2036, principally 0.00%-19.05%	95,593	61,861
Fixed rate borrowings, payable in Euro, due 2026-2030, principally 0.00%	1,148	1,004
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2024-2028, principally 0.00%-6.10%	154,698	255,369
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2024-2037, principally 0.50%-10.50%(2)	322,457	389,517
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2024-2054, principally 0.00%-34.40%	1,009,268	683,131
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2024-2032, principally 0.00%-42.00%	103,125	146,034
Adjustable rate bonds and notes, payable in Euro, due 2024, principally 0.10%	193	170
Floating rate borrowings, payable in other currencies, due 2024-2025, principally 6.46%-9.94% (2)	—	59,762
Total	2,699,131	2,648,202
Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2025-2030, principally 1.92%-2.61%	34,700	30,000
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,329	2,223
Fixed rate bonds and notes, payable in Thai baht, due 2029-2032, principally 3.00%-4.30%	231,138	251,210
Floating rate bonds and notes, payable in US dollars, due 2028, principally 12.62%	5,253	5,654
Total	273,420	289,087
Total	2,985,649	2,958,716
Total	39,087,785	39,937,567
Debt issuance cost	¥(16,030)	¥(15,245)
Total	¥39,071,755	¥39,922,322

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as the Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
Summary of Subsequent Maturities of Long-term Debt
The following is a summary of maturities of long-term debt subsequent to March 31, 2024 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2025	¥1,056,330	¥18,398,003	¥654,647	¥20,108,980
2026	2,799,014	1,258,985	349,705	4,407,704
2027	745,681	177,284	325,584	1,248,549
2028	1,484,571	1,182,470	140,785	2,807,826
2029	1,318,009	389,523	209,470	1,917,002
2030 and thereafter	6,793,475	1,375,506	1,278,525	9,447,506
Total	¥14,197,080	¥22,781,771	¥2,958,716	¥39,937,567